As filed with the Securities and Exchange Commission on October 18, 2021

1933 Act File No. 333-

1940 Act File No. 811-23384

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☐ Post-Effective Amendment No.

and

☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 16

EAGLE POINT INCOME COMPANY INC.

(Exact name of Registrant as specified in charter)

600 Steamboat Road, Suite 202

Greenwich, CT 06830

(Address of Principal Executive Offices)

(203) 340-8500

(Registrant’s Telephone Number, including Area Code)

Thomas P. Majewski

600 Steamboat Road, Suite 202

Greenwich, CT 06830

(Name and Address of Agent for Service)

Copies of Communications to:

Thomas J. Friedmann

Philip T. Hinkle

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110

(617) 728-7120

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☐	Check box if any securities being registered on the Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐	Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐	Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box)

☐	when declared effective pursuant to section 8(c)

If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☒	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: 333-259029.

☐	This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

☐	This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”))

☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐	If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Series A Term Preferred Stock, par value $0.001 per share	$500,000	$46.35

___________________________

(1)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, solely for the purpose of determining the registration fee. Represents the registration fee only for the additional amount of securities of the Registrant being registered hereby. The Registrant previously registered securities pursuant to a Registration Statement on Form N-2 (File Nos. 333-259029 and 811-23384), as amended, for which a fee of $3,198.15 was paid.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional shares of Series A Term Preferred Stock, par value $0.001 per share, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (Reg. Nos. 333-259029 and 811-23384) filed by Eagle Point Income Company Inc. (the “Registrant”) with the Securities and Exchange Commission, declared effective October 15, 2021, are incorporated herein by reference.

PART C — OTHER INFORMATION

ITEM 25. FINANCIAL STATEMENTS AND EXHIBITS

1.       Financial Statements:

The following financial statements of Eagle Point Income Company Inc. (the “Registrant”) have been incorporated by reference in Part A of the Registration Statement:

Financial Statements for the Period Ended June 30, 2021 (Unaudited)
Statement of Assets and Liabilities
Schedule of Investments
Statement of Operations
Statements of Operations
Statements of Changes in Net Assets
Statement of Cash Flows
Notes to Financial Statements
Financial Highlights
Supplemental Information
Financial Statements for the Period Ended March 31, 2021 (Unaudited)
Statement of Assets and Liabilities
Schedule of Investments
Statement of Operations
Statements of Operations
Statements of Changes in Net Assets
Statement of Cash Flows
Notes to Financial Statements
Financial Highlights
Supplemental Information
Financial Statements for the Period Ended December 31, 2020 (Audited)
Statement of Assets and Liabilities
Schedule of Investments
Statement of Operations
Statements of Changes in Net Assets
Statement of Cash Flows
Notes to Financial Statements
Financial Highlights
Supplemental Information
Report of Independent Registered Public Accounting Firm

2.       Exhibits:

(a)	Certificate of Incorporation (incorporated by reference to Exhibit (a)(2) to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-231921 and 811-23384) filed on June 3, 2019)
(b)	Form of Bylaws (incorporated by reference to Exhibit (b)(2) to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-227716 and 811-23384) filed on October 5, 2018)
(c)	Not applicable
(d)(1)
Form of Certificate of Designation for Preferred Stock (incorporated by reference to Exhibit (d)(2) to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-234243 and 811-23384) filed on October 17, 2019)

(e)
Amended and Restated Dividend Reinvestment Plan (incorporated by reference to Exhibit (e) to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-259029 and 811-23384) filed on August 23, 2021)

(f)	Not applicable
(g)
Investment Advisory Agreement by and between Registrant and Eagle Point Income Management LLC (incorporated by reference to Exhibit (g) to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-227716 and 811-23384) filed on October 5, 2018)

(h)(1)
At Market Issuance Sales Agreement, dated November 22, 2019, by and among the Registrant, Eagle Point Income Management LLC, Eagle Point Administration LLC, B. Riley FBR, Inc. and National Securities Corporation (incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-234243 and 811-23384) filed on November 25, 2019)

(h)(2)
Amendment No. 1 to At Market Issuance Sales Agreement, dated June 1, 2020, by and among the Registrant, Eagle Point Income Management LLC, Eagle Point Administration LLC, B. Riley FBR, Inc. and National Securities Corporation (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-237583 and 811-23384) filed on June 2, 2020)

(h)(3)
Form of Underwriting Agreement (incorporated by reference to Exhibit (h)(3) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-259029 and 811-23384) filed on October 6, 2021).

(i)	Not applicable
(j)
Custody Agreement, among the Registrant and Wells Fargo Bank, National Association (incorporated by reference to Exhibit (j) to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-227716 and 811-23384) filed on October 5, 2018)

(k)(1)
Administration Agreement by and between the Registrant and Eagle Point Administration LLC (incorporated by reference to Exhibit (k)(1) to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-227716 and 811-23384) filed on October 5, 2018)

(k)(2)
Form of Transfer Agency and Registrar Services Agreement between the Registrant and American Stock Transfer & Trust Company, LLC (incorporated by reference to Exhibit (k)(2) to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-227716 and 811-23384) filed on October 5, 2018)

(k)(3)
Form of License Agreement by and between the Registrant and Eagle Point Income Management LLC (incorporated by reference to Exhibit (k)(3) to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-227716 and 811-23384) filed on October 5, 2018)

(k)(4)
Services Agreement by and between Eagle Point Administration LLC and SS&C Technologies, Inc. (incorporated by reference to Exhibit (k)(4) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-231921 and 811-23384) filed on June 21, 2019)

(l)	Opinion and Consent of Counsel (filed herewith)
(m)	Not applicable
(n)	Consent of Independent Registered Public Accounting Firm (filed herewith)
(o)	Not applicable
(p)	Contribution Agreement (incorporated by reference to Exhibit (p) to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-227716 and 811-23384) filed on October 5, 2018)

(q)	Not applicable
(r)(1)
Code of Ethics of the Registrant (incorporated by reference to Exhibit (r)(1) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-227716 and 811-23384) filed on October 9, 2018)

(r)(2)
Code of Ethics of Eagle Point Income Management LLC (incorporated by reference to Exhibit (r)(2) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-227716 and 811-23384) filed on October 16, 2018)

ITEM 26. MARKETING ARRANGEMENTS

The information contained under the heading “Underwriting” in the prospectus that forms a part of this Registration Statement is incorporated herein by reference.

ITEM 27. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

SEC registration fee	$3,300
FINRA filing fee	$6,000
NYSE listing fee	$27,000
Rating Agency fee	$50,000
Printing and postage	$8,000
Legal fees and expenses	$90,000
Accounting fees and expenses	$85,000
Miscellaneous	$20,700
Total	$290,000

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

None

ITEM 29. NUMBER OF HOLDERS OF SECURITIES

The following table sets forth the number of record holders of each class of the Registrant’s securities as of October 1, 2021:

Title of Class	Number of Record Holders
Common stock, par value $0.001 per share	10

ITEM 30. INDEMNIFICATION

As permitted by Section 102 of the General Corporation Law of the State of Delaware (the “DGCL”), the Registrant has adopted provisions in its certificate of incorporation that limit or eliminate the personal liability of its directors for a breach of their fiduciary duty of care as a director. The duty of care generally requires that, when acting on behalf of the corporation, directors exercise an informed business judgment based on all material information reasonably available to them. Consequently, a director will not be personally liable to the Registrant or its stockholders for monetary damages or breach of fiduciary duty as a director, except for liability for: any breach of the director’s duty of loyalty to the Registrant or its stockholders; any act or omission not in good faith or that involves intentional misconduct or a knowing violation of law; any act related to unlawful stock repurchases, redemptions or other distributions or payment of dividends; or any transaction from which the director derived an improper personal benefit. These limitations of liability do not affect the availability of equitable remedies such as injunctive relief or rescission.

The Registrant’s certificate of incorporation and bylaws provide that all directors, officers, employees and agents of the Registrant shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the DGCL, subject to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”). Under Section 145 of the DGCL, the Registrant is permitted to offer indemnification to its directors, officers, employees and agents.

Section 145(a) of the DGCL provides, in general, that a corporation shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation), because the person is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of any other enterprise. Such indemnity may be against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding, if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and if, with respect to any criminal action or proceeding, the person did not have reasonable cause to believe the person’s conduct was unlawful.

Section 145(b) of the DGCL provides, in general, that a corporation shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor because the person is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of any other enterprise, against any expenses (including attorneys’ fees) actually and reasonably incurred by the person in connection with the defense or settlement of such action or suit if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation unless and only to the extent that the Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

Section 145(g) of the DGCL provides, in general, that a corporation shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of any other enterprise, against any liability asserted against the person in any such capacity, or arising out of the person’s status as such, regardless of whether the corporation would have the power to indemnify the person against such liability under the provisions of the law. We have obtained liability insurance for the benefit of our directors and officers.

The Investment Advisory Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Eagle Point Income Management LLC (the “Adviser”) and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of the Adviser’s services under the Investment Advisory Agreement or otherwise as an investment adviser of the Registrant.

The Administration Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Eagle Point Administration LLC (the “Administrator”) and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of the Administrator’s services under the Administration Agreement or otherwise as administrator for the Registrant.

The Underwriting Agreement will provide that the underwriters agree to indemnify and hold harmless each of the Registrant, the Adviser and the Administrator, and each of their respective partners, directors, trustees, managers, members and shareholders (as the case may be), and each officer of the Registrant who signs the Registration Statement and each person, if any, who controls the Registrant, the Adviser and/or the Administrator within the meaning of either Section 15 of the Securities Act of 1933, as amended (the “Securities Act”), or Section 20 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), from and against any and all losses, claims, damages and liabilities (including, without limitation, any legal or other expenses reasonably incurred in connection with defending or investigating any such action or claim) insofar as such loss, claim, damage or liability arises out of or is based upon any written information relating to the underwriters furnished to the Registrant expressly for use in the Registration Statement (or in the Registration Statement as amended by any post-effective amendment hereof by the Registrant) or in the prospectus (or any supplement thereto) contained in this Registration Statement or any sales material.

The At Market Issuance Sales Agreement provides that the placement agent agrees to indemnify and hold harmless each of the Registrant, the Adviser and the Administrator, and each of their respective partners, directors, trustees, managers, members and shareholders (as the case may be), and each officer of the Registrant who signs the Registration Statement and each person, if any, who controls the Registrant, the Adviser and/or the Administrator within the meaning of either Section 15 of the Securities Act or Section 20 of the Exchange Act from and against any and all losses, claims, damages and liabilities (including, without limitation, any legal or other expenses reasonably incurred in connection with defending or investigating any such action or claim) and expense whatsoever insofar as such loss, claim, damage, liability or expense arises out of or is based upon untrue statements or omissions or alleged untrue statements or omissions to written information relating to such placement agent furnished to the Registrant by such placement agent expressly for use in the Registration Statement (or in the Registration Statement as amended by any post-effective amendment hereof by the Registrant) or in the prospectus (or any supplement thereto) contained in this Registration Statement.

The Registrant has entered into indemnification agreements with its officers and directors. The indemnification agreements are intended to provide the Registrant’s officers and directors the maximum indemnification permitted under Delaware law and the 1940 Act. Each indemnification agreement provides that the Registrant shall indemnify the director who is a party to the agreement (an “Indemnitee”), including the advancement of legal expenses, if, by reason of his or her corporate status, the Indemnitee is, or is threatened to be, made a party to or a witness in any threatened, pending, or completed proceeding, other than a proceeding by or in the right of the Registrant.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

A description of any other business, profession, vocation or employment of a substantial nature in which the Adviser, and each managing director, director or executive officer of the Adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled “Management” and “The Adviser and the Administrator.” Additional information regarding the Adviser and its officers and directors is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-77721), under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:

(1)	the Registrant, Eagle Point Income Company Inc., 600 Steamboat Road, Suite 202, Greenwich, CT 06830;

(2)	the Transfer Agent, American Stock Transfer & Trust Company, LLC, 6201 15th Avenue, Brooklyn, NY 11219;

(3)	the Custodian, Wells Fargo Bank, National Association, 9062 Old Annapolis Rd, Columbia, MD 21045; and

(4)	the Adviser, Eagle Point Income Management LLC, 600 Steamboat Road, Suite 202, Greenwich, CT 06830.

ITEM 33. MANAGEMENT SERVICES

Not applicable.

ITEM 34. UNDERTAKINGS

1.	The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	The Registrant undertakes that:

(a)	for purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 424(b)(1) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b)	for purposes of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

5.	Not applicable.

6.	Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

7.	The Registrant hereby undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two but days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Greenwich, in the State of Connecticut, on the 18th day of October, 2021.

EAGLE POINT INCOME COMPANY INC.
By: /s/ Thomas P. Majewski Name: Thomas P. Majewski Title: Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-2 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Thomas P. Majewski	Chief Executive Officer and Chairman of the Board of Directors (Principal Executive Officer)	October 18, 2021
Thomas P. Majewski
/s/ Kenneth P. Onorio	Chief Financial Officer (Principal Financial and Accounting Officer)	October 18, 2021
Kenneth P. Onorio
*	Director	October 18, 2021
James R. Matthews
*	Director	October 18, 2021
Scott W. Appleby
*	Director	October 18, 2021
Kevin F. McDonald
*	Director	October 18, 2021
Paul E. Tramontano
*	Director	October 18, 2021
Jeffrey L. Weiss

By: /s/ Thomas P. Majewski Name: Thomas P. Majewski Title: Attorney-in-fact